S000055516 [Member] Investment Risks - FlexShares Core Select Bond Fund	Oct. 31, 2025
Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Risk is the risk that the Fund’s investment performance and its ability to achieve its investment objective may be directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Fund held by the Fund (including operating costs and investment management fees), but also expenses of the Fund. NTI may be subject to potential conflicts of interest with respect to investments in affiliated Underlying Funds, which are Underlying Funds managed by NTI or its affiliates, because the fees paid to NTI by some affiliated Underlying Funds may be higher than the fees paid by other Underlying Funds.
Sampling Risk is the risk that the index-based ETFs in which the Fund invests may utilize a representative sampling approach to track their respective underlying indices. ETFs that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the ETF in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, an ETF will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to an issuer of securities that the ETF holds could result in a greater decline in NAV than would be the case if the ETF held all of the securities in the underlying index.
Tracking Risk is the risk that the index-based ETFs and other investment companies in which the Fund invests may not be able to replicate exactly the performance of the indices they track as a result of share purchases and redemptions, transaction costs, expenses and other factors. In addition, index-based ETFs and other investment companies in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices may, from time to time, temporarily be unavailable, which may further impede an ETF’s or other investment company’s ability to track its applicable index or match its performance.

Market Risks [Member]
Prospectus [Line Items]
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Market Risk is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments. Such events could result in the Fund’s shares trading at increased premiums or discounts to the Fund’s NAV. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to the risks described elsewhere in this summary will likely increase.

Income Risk [Member]
Prospectus [Line Items]
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Income Risk is the risk that the Fund’s income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in an Underlying Fund’s underlying index are substituted or the Fund otherwise needs to purchase additional bonds.

Asset Backed and Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, particularly in declining general economic conditions when concern regarding mortgagees’ ability to pay (e.g., the ability of homeowners, commercial mortgagees, consumers with student loans, automobile loans or credit card debtholders to make payments on the underlying loan pools) rises, which may result in the Fund experiencing difficulty selling or valuing these securities. In addition, these securities may not be backed by the full faith and credit of the U.S. government, have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic or market downturn. Those asset-backed and mortgage-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity, are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed and mortgage-backed securities.

Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the
Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Market Trading Risk [Member]
Prospectus [Line Items]
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Market Trading Risk is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market price of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity or perceived liquidity, of the Fund’s holdings.

Credit or Default Risk [Member]
Prospectus [Line Items]
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Credit (or Default) Risk is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a TBA, repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund's liquidity or cause a deterioration in the Fund's NAV. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. The degree of credit risk depends on the issuer’s or counterparty’s financial condition and on the terms of the securities.

Debt Extension Risk [Member]
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Debt Extension Risk is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security, and the Fund’s NAV, to decrease, and the Fund may lose opportunities to invest in higher yielding securities.

Derivatives Risks [Member]
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Derivatives Risk is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
•Futures Contracts Risk is the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts, which may result in the strategy not working as intended; the possible inability of the Fund to sell or close out a futures contract at the desired time or price; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities’ prices, interest rates, currency exchange rates and other economic factors, which may make the Fund’s returns more volatile or increase the risk of loss.•Swap Contracts Risk Swap contracts involve the risk that the counterparty with whom the Fund has entered into the agreement will default on its obligation to pay the Fund. While certain swaps are subject to mandatory central clearing, which is intended to reduce counterparty risk, these swaps are subject to the risk that a central clearinghouse will go into bankruptcy or become non-operational, and sometimes involve increased transaction costs.
Sector Risk [Member]
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Sector Risk is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease.

Hedging Risk [Member]
Prospectus [Line Items]
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Hedging Risk is the risk that the Fund’s short positions in U.S. Treasury futures and transactions in interest rate swaps will not completely eliminate interest rate risk of long positions in bonds. The Fund seeks to mitigate the potential impact of interest rates on the performance of bonds by entering into short positions in U.S. Treasury futures or transact in interest rate swaps. The Fund’s short positions in U.S. Treasury futures and interest rate swaps are not intended to mitigate credit spread risk or other factors influencing the price of bonds, which may have a greater impact than interest rates. In addition, when interest rates fall, long-only bond investments will perform bet ter than the Fund’s investments. In certain falling interest rate environments, the Fund’s hedging strategy could result in disproportionately larger losses in the short U.S. Treasury futures and interest rate swaps positions as compared to gains in the long bond positions attributable to interest rate changes. There is no guarantee the Fund will have positive returns, even in environments of sharply rising Treasury interest rates in which the Fund’s short positions might be expected to mitigate the effects of such rises. The Fund will incur expenses when entering into short positions.

High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk is the risk that active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs, which could reduce the Fund’s return.

Interest Rate Maturity Risk [Member]
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Interest Rate/Maturity Risk is the risk that the value of the Fund’s fixed-income assets will decline because of rising interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price. An increase in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price of fixed income securities, lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates.

Leveraging Risk [Member]
Prospectus [Line Items]
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Leveraging Risk is the risk that certain transactions of the Fund, such as the use of when-issued, delayed delivery or forward commitment transactions and investments in forward foreign currency contracts, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk is the risk that certain portfolio securities may be less liquid or may become less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund’s investments and its returns. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Additionally, in adverse market conditions, the Fund’s market price may begin to reflect illiquidity or pricing uncertainty of the Fund’s portfolio securities. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV. At times, such differences may be significant.

Foreign Securities Risk [Member]
Prospectus [Line Items]
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Foreign Securities Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments may impose limitations on foreigners’ ownership of interests in local issuers, restrictions on the ability to repatriate assets, and may also impose taxes. Any of these events could cause the value of the Fund’s investments to decline. Foreign banks, agents and securities depositories that hold the Fund’s foreign assets may be subject to little or no regulatory oversight over, or independent evaluation, of their operations. Additional costs associated with investments in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements and transaction costs of foreign currency conversions. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, forward foreign currency exchange contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.

Geographic Risk [Member]
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Geographic Risk is the risk that if the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund's investments may be more volatile than if the Fund’s investments were not so concentrated in such country or region.

Prepayment or Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment (or Call) Risk is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.

TBA Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
TBA Transactions Risk is the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the Fund to further losses. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the Fund are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk is the risk that a strategy used by NTI may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by NTI may cause unintended results.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.